Component of Deferred Tax Asset and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 264,343	$ 214,319
Receivables reserve	19,654	26,709
Other	43,722	39,284
Gross deferred tax assets	327,719	280,312
Valuation allowance	(223,385)	(137,520)
Net deferred tax assets	104,334	142,792
Deferred tax liabilities:
Intangible assets	(303,993)	(343,370)
Foreign earnings repatriation	(11,730)	(13,012)
Other	(1,225)	(3,987)
Gross deferred tax liabilities	(316,948)	(360,369)
Net deferred tax liabilities	$ (212,614)	$ (217,577)